Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2011
Guarantees and commitments
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q11 (CHF million)

Credit guarantees and similar instruments	1,791	3,702	5,493	5,101		452	2,381

Performance guarantees and similar instruments	6,117	4,845	10,962	9,731		67	4,293

Securities lending indemnifications	17,044	0	17,044	17,044		0	17,044

Derivatives [2]	27,524	24,745	52,269	52,269		2,151	–	[3]

Other guarantees	3,871	987	4,858	4,810		6	2,157

Total guarantees	56,347	34,279	90,626	88,955		2,676	25,875

4Q10 (CHF million)

Credit guarantees and similar instruments	3,413	3,995	7,408	6,922		512	4,357

Performance guarantees and similar instruments	8,076	4,030	12,106	10,840		100	4,317

Securities lending indemnifications	18,254	0	18,254	18,254		0	18,254

Derivatives [2]	35,804	29,839	65,643	65,643		2,246	–	[3]

Other guarantees	4,349	1,109	5,458	5,387		8	2,622

Total guarantees	69,896	38,973	108,869	107,046		2,866	29,550

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not considered significant.

Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2011 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	21.8

Non-agency securitizations	128.5	[2]

Total	158.5

1 Primarily banks. 2 The outstanding balance of residential mortgage loans as of the end of 2Q11 was USD 33.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q11 is attributable to borrower payments of USD 80.8 billion and losses of USD 14.3 billion due to loan defaults.

Residential mortgage loans sold - repurchase claims and provisions

Residential mortgage loans sold – repurchase claims and provisions
end of	2Q11		4Q10

Outstanding repurchase claims (USD million)

Government-sponsored enterprises	60		39

Private investors [1]	487		434

Non-agency securitizations	1,084	[2]	–

Total	1,631		473

Provisions related to repurchase claims (USD million)

Total provisions [3]	48		29

1 Primarily banks. 2 At the end of 2Q11 we received repurchase claims of USD 1,084 million related to certain insured non-agency securitizations, and the Group is in the process of evaluating those claims. 3 Substantially all related to government-sponsored enterprises.

Losses from repurchase of residential mortgage loans sold

in	2Q11	1Q11	2Q10	6M11	6M10

Losses from repurchase of residential mortgage loans (USD million)

Net losses [1]	0	3	5	3	11

1 Primarily related to government-sponsored enterprises.

Other commitments

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q11 (CHF million)

Irrevocable commitments under documentary credits	4,802	46	4,848		4,561		2,091

Loan commitments	157,428	53,395	210,823	[2]	206,522		136,805

Forward reverse repurchase agreements	45,976	0	45,976		45,976		45,976

Other commitments	1,954	1,993	3,947		3,947		68

Total other commitments	210,160	55,434	265,594		261,006		184,940

4Q10 (CHF million)

Irrevocable commitments under documentary credits	4,500	51	4,551		4,162		1,883

Loan commitments	153,759	55,794	209,553	[2]	202,999		142,425

Forward reverse repurchase agreements	51,968	0	51,968		51,968		51,968

Other commitments	1,375	2,485	3,860		3,860		55

Total other commitments	211,602	58,330	269,932		262,989		196,331

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 135,985 million and CHF 136,533 million of unused credit limits which were revocable at our sole discretion upon notice to the client at the end of 2Q11 and 4Q10, respectively.